AB Variable Products Series Fund, Inc.

AB Global Risk Allocation-Moderate Portfolio

Portfolio of Investments

September 30, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 72.3%
Information Technology – 15.8%
Communications Equipment – 0.5%
Arista Networks, Inc.(a)	2,705	$497,531
Cisco Systems, Inc.	43,961	2,363,343
F5, Inc.(a)	640	103,130
Juniper Networks, Inc.	3,467	96,348
Motorola Solutions, Inc.	1,802	490,576
Nokia Oyj	57,110	214,738
Telefonaktiebolaget LM Ericsson - Class B(b)	31,254	152,262

		3,917,928

Electronic Equipment, Instruments & Components – 0.6%
Amphenol Corp. - Class A	6,419	539,132
Azbil Corp.	1,243	37,973
CDW Corp./DE	1,446	291,745
Corning, Inc.	8,282	252,352
Halma PLC	4,008	94,431
Hamamatsu Photonics KK	1,510	63,501
Hexagon AB - Class B	21,950	186,811
Hirose Electric Co., Ltd.	326	37,709
Ibiden Co., Ltd.	1,205	63,914
Keyence Corp.	2,077	768,128
Keysight Technologies, Inc.(a)	1,924	254,564
Kyocera Corp.	3,417	173,234
Murata Manufacturing Co., Ltd.	18,414	335,911
Omron Corp.	1,854	82,506
Shimadzu Corp.	2,567	68,090
TDK Corp.	4,191	154,942
TE Connectivity Ltd.	3,387	418,396
Teledyne Technologies, Inc.(a)	508	207,559
Trimble, Inc.(a)	2,679	144,291
Yaskawa Electric Corp.(b)	2,574	92,692
Yokogawa Electric Corp.	2,300	44,392
Zebra Technologies Corp. - Class A(a)	554	131,038

		4,443,311

IT Services – 0.8%
Accenture PLC - Class A	6,805	2,089,884
Akamai Technologies, Inc.(a)	1,640	174,726
Bechtle AG	933	43,450
Capgemini SE	1,767	308,331
Cognizant Technology Solutions Corp. - Class A	5,448	369,047
DXC Technology Co.(a)	2,213	46,097
EPAM Systems, Inc.(a)	625	159,806
Fujitsu Ltd.	1,902	223,696
Gartner, Inc.(a)	850	292,068
International Business Machines Corp.	9,828	1,378,868
NEC Corp.	2,617	144,518
Nomura Research Institute Ltd.	4,139	107,580
NTT Data Corp.	6,709	89,775
Obic Co., Ltd.(b)	765	115,913
Otsuka Corp.	1,284	54,324
SCSK Corp.	1,574	27,442
TIS, Inc.	2,330	51,235
VeriSign, Inc.(a)	968	196,049
Wix.com Ltd.(a)	571	52,418

		5,925,227

Company	Shares	U.S. $ Value

Semiconductors & Semiconductor Equipment – 4.5%
Advanced Micro Devices, Inc.(a)	17,429	$1,792,050
Advantest Corp.(b)	8,268	230,624
Analog Devices, Inc.	5,409	947,062
Applied Materials, Inc.	9,059	1,254,219
ASM International NV	502	209,631
ASML Holding NV	4,303	2,533,391
BE Semiconductor Industries NV	823	80,495
Broadcom, Inc.	4,452	3,697,742
Disco Corp.	1,001	184,941
Enphase Energy, Inc.(a)	1,471	176,741
First Solar, Inc.(a)	1,152	186,152
Infineon Technologies AG	13,946	461,902
Intel Corp.	45,179	1,606,113
KLA Corp.	1,475	676,524
Lam Research Corp.	1,438	901,295
Lasertec Corp.(b)	830	129,075
Microchip Technology, Inc.	5,872	458,310
Micron Technology, Inc.	11,816	803,842
Monolithic Power Systems, Inc.	515	237,930
NVIDIA Corp.	26,646	11,590,744
NXP Semiconductors NV	2,781	555,978
ON Semiconductor Corp.(a)	4,655	432,682
Qorvo, Inc.(a)	1,056	100,816
QUALCOMM, Inc.	12,039	1,337,051
Renesas Electronics Corp.(a)	13,459	205,586
Rohm Co., Ltd.	3,804	71,512
Skyworks Solutions, Inc.	1,719	169,476
SolarEdge Technologies, Inc.(a)	610	79,001
STMicroelectronics NV	7,364	317,558
SUMCO Corp.	3,702	48,174
Teradyne, Inc.	1,661	166,864
Texas Instruments, Inc.	9,795	1,557,503
Tokyo Electron Ltd.	5,034	687,605

		33,888,589

Software – 5.6%
Adobe, Inc.(a)	4,917	2,507,178
ANSYS, Inc.(a)	936	278,507
Autodesk, Inc.(a)	2,306	477,134
Cadence Design Systems, Inc.(a)	2,932	686,968
Check Point Software Technologies Ltd.(a)	1,022	136,212
CyberArk Software Ltd.(a)	466	76,317
Dassault Systemes SE	7,200	267,425
Fair Isaac Corp.(a)	268	232,766
Fortinet, Inc.(a)	7,032	412,638
Gen Digital, Inc.	6,070	107,318
Intuit, Inc.	3,021	1,543,550
Microsoft Corp.	80,150	25,307,362
Monday.com Ltd.(a)	232	36,939
Nemetschek SE	648	39,436

Company	Shares	U.S. $ Value

Nice Ltd.(a)	687	$117,174
Oracle Corp.	16,983	1,798,839
Oracle Corp. Japan	456	33,778
Palo Alto Networks, Inc.(a)	3,299	773,418
PTC, Inc.(a)	1,282	181,634
Roper Technologies, Inc.	1,151	557,406
Sage Group PLC (The)	10,941	131,663
Salesforce, Inc.(a)	10,507	2,130,609
SAP SE	11,146	1,442,761
ServiceNow, Inc.(a)	2,201	1,230,271
Synopsys, Inc.(a)	1,641	753,170
Temenos AG (REG)	677	47,350
Trend Micro, Inc./Japan	1,437	54,395
Tyler Technologies, Inc.(a)	454	175,308
WiseTech Global Ltd.	1,755	72,851
Xero Ltd.(a)	1,583	113,846

		41,724,223

Technology Hardware, Storage & Peripherals – 3.8%
Apple, Inc.	158,537	27,143,120
Brother Industries Ltd.	2,377	38,289
Canon, Inc.(b)	10,709	257,965
FUJIFILM Holdings Corp.	4,033	233,311
Hewlett Packard Enterprise Co.	13,933	242,016
HP, Inc.	9,360	240,552
Logitech International SA (REG)	1,812	124,663
NetApp, Inc.	2,274	172,551
Ricoh Co., Ltd.	5,799	50,033
Seagate Technology Holdings PLC	2,081	137,242
Seiko Epson Corp.(b)	3,139	49,297
Western Digital Corp.(a)	3,451	157,469

		28,846,508

		118,745,786

Financials – 10.6%
Banks – 3.7%
ABN AMRO Bank NV(c)	4,207	59,456
AIB Group PLC	15,373	68,905
ANZ Group Holdings Ltd.	32,077	526,116
Banco Bilbao Vizcaya Argentaria SA	63,278	512,104
Banco Santander SA	172,173	655,647
Bank Hapoalim BM	13,559	120,805
Bank Leumi Le-Israel BM	15,840	131,248
Bank of America Corp.	74,579	2,041,973
Bank of Ireland Group PLC	11,086	108,372
Banque Cantonale Vaudoise (REG)(b)	317	33,171
Barclays PLC	164,047	316,189
BNP Paribas SA	11,199	712,103
BOC Hong Kong Holdings Ltd.	39,083	106,691
CaixaBank SA	43,625	173,802
Chiba Bank Ltd. (The)	5,340	38,795
Citigroup, Inc.	20,774	854,435
Citizens Financial Group, Inc.	5,095	136,546
Comerica, Inc.	1,422	59,084
Commerzbank AG	11,361	128,940

Company	Shares	U.S. $ Value

Commonwealth Bank of Australia	17,936	$1,145,681
Concordia Financial Group Ltd.	10,968	49,965
Credit Agricole SA	12,536	154,128
Danske Bank A/S	7,403	171,794
DBS Group Holdings Ltd.	19,478	478,373
DNB Bank ASA	9,890	198,708
Erste Group Bank AG	3,629	125,334
Fifth Third Bancorp	7,345	186,049
FinecoBank Banca Fineco SpA	6,517	78,694
Hang Seng Bank Ltd.	8,009	99,371
HSBC Holdings PLC	210,563	1,647,736
Huntington Bancshares, Inc./OH	15,619	162,438
ING Groep NV	38,632	509,172
Intesa Sanpaolo SpA	165,870	424,829
Israel Discount Bank Ltd. - Class A	12,463	67,551
Japan Post Bank Co., Ltd.	14,977	130,327
JPMorgan Chase & Co.	31,350	4,546,377
KBC Group NV	2,670	166,225
KeyCorp	10,096	108,633
Lloyds Banking Group PLC	687,389	369,399
M&T Bank Corp.	1,790	226,345
Mediobanca Banca di Credito Finanziario SpA	5,771	76,085
Mitsubishi UFJ Financial Group, Inc.	121,879	1,032,822
Mizrahi Tefahot Bank Ltd.	1,725	62,643
Mizuho Financial Group, Inc.	25,812	438,235
National Australia Bank Ltd.	33,509	622,072
NatWest Group PLC	60,628	173,430
Nordea Bank Abp (Stockholm)	34,219	375,168
Oversea-Chinese Banking Corp., Ltd.	36,043	337,076
PNC Financial Services Group, Inc. (The)	4,296	527,420
Regions Financial Corp.	10,123	174,116
Resona Holdings, Inc.	22,172	122,593
Shizuoka Financial Group, Inc.	4,497	36,648
Skandinaviska Enskilda Banken AB - Class A	16,831	200,657
Societe Generale SA	7,691	186,104
Standard Chartered PLC	25,196	231,741
Sumitomo Mitsui Financial Group, Inc.	13,558	666,051
Sumitomo Mitsui Trust Holdings, Inc.	3,559	133,986
Svenska Handelsbanken AB - Class A	15,192	135,177
Swedbank AB - Class A	8,976	164,991
Truist Financial Corp.	14,369	411,097
UniCredit SpA	19,698	469,332
United Overseas Bank Ltd.	13,375	278,576
US Bancorp	16,796	555,276
Wells Fargo & Co.	39,470	1,612,744
Westpac Banking Corp.	37,463	506,408
Zions Bancorp NA	1,598	55,754

		27,417,713

Capital Markets – 2.0%
3i Group PLC	10,347	260,441
Abrdn PLC	19,986	37,761
Ameriprise Financial, Inc.	1,107	364,956
Amundi SA(c)	691	38,811
ASX Ltd.	2,054	75,131
Bank of New York Mellon Corp. (The)	8,401	358,303
BlackRock, Inc.	1,514	978,786
Blackstone, Inc.	7,657	820,371
Cboe Global Markets, Inc.	1,138	177,767
Charles Schwab Corp. (The)	16,041	880,651

Company	Shares	U.S. $ Value

CME Group, Inc.	3,881	$777,054
Daiwa Securities Group, Inc.(b)	13,519	77,958
Deutsche Bank AG (REG)	20,492	225,213
Deutsche Boerse AG	2,031	350,747
EQT AB(b)	3,703	72,960
Euronext NV(c)	936	65,107
FactSet Research Systems, Inc.	412	180,151
Franklin Resources, Inc.	3,068	75,411
Futu Holdings Ltd. (ADR)(a), (b)	656	37,923
Goldman Sachs Group, Inc. (The)	3,556	1,150,615
Hargreaves Lansdown PLC	3,584	33,707
Hong Kong Exchanges & Clearing Ltd.	12,930	479,868
Intercontinental Exchange, Inc.	6,174	679,264
Invesco Ltd.	4,840	70,277
Japan Exchange Group, Inc.(b)	5,165	95,688
Julius Baer Group Ltd.	2,199	140,753
London Stock Exchange Group PLC	4,295	430,470
Macquarie Group Ltd.	3,930	420,856
MarketAxess Holdings, Inc.	406	86,738
Moody’s Corp.	1,702	538,121
Morgan Stanley	13,764	1,124,106
MSCI, Inc.	853	437,657
Nasdaq, Inc.	3,657	177,694
Nomura Holdings, Inc.	32,077	128,450
Northern Trust Corp.	2,233	155,149
Partners Group Holding AG	245	275,036
Raymond James Financial, Inc.	2,028	203,672
S&P Global, Inc.	3,510	1,282,589
SBI Holdings, Inc.(b)	2,467	51,920
Schroders PLC	8,348	41,250
Singapore Exchange Ltd.	8,880	63,172
St. James’s Place PLC	5,807	58,587
State Street Corp.	3,437	230,142
T. Rowe Price Group, Inc.	2,420	253,785
UBS Group AG (REG)(a)	35,105	864,713

		15,329,781

Consumer Finance – 0.2%
American Express Co.	6,276	936,316
Capital One Financial Corp.	4,115	399,361
Discover Financial Services	2,696	233,555
Synchrony Financial	4,511	137,901

		1,707,133

Financial Services – 2.5%
Adyen NV(a), (b), (c)	233	172,754
Berkshire Hathaway, Inc. - Class B(a)	19,673	6,891,452
Edenred SE	2,691	168,338
Eurazeo SE	464	27,610
EXOR NV(b)	1,169	103,397
Fidelity National Information Services, Inc.	6,391	353,231
Fiserv, Inc.(a)	6,576	742,825
FleetCor Technologies, Inc.(a)	798	203,761
Global Payments, Inc.	2,805	323,669
GMO Payment Gateway, Inc.	481	26,245
Groupe Bruxelles Lambert NV(b)	1,018	75,750

Company	Shares	U.S. $ Value

Industrivarden AB - Class A	1,313	$34,623
Industrivarden AB - Class C	1,637	43,137
Investor AB - Class B	18,560	355,322
Jack Henry & Associates, Inc.	786	118,796
L E Lundbergforetagen AB - Class B(b)	871	36,317
M&G PLC	22,056	52,844
Mastercard, Inc. - Class A	8,976	3,553,688
Mitsubishi HC Capital, Inc.(b)	8,514	56,729
Nexi SpA(a), (c)	6,113	37,247
ORIX Corp.	12,381	231,183
PayPal Holdings, Inc.(a)	11,845	692,459
Sofina SA	177	35,774
Visa, Inc. - Class A	17,334	3,986,993
Wendel SE	317	25,057
Wise PLC - Class A(a)	6,500	54,206
Worldline SA/France(a), (c)	2,518	70,684

		18,474,091

Insurance – 2.2%
Admiral Group PLC	2,244	64,851
Aegon NV(b)	18,011	86,808
Aflac, Inc.	5,832	447,606
Ageas SA/NV	1,677	69,070
AIA Group Ltd.	123,105	995,568
Allianz SE (REG)	4,305	1,024,487
Allstate Corp. (The)	2,822	314,399
American International Group, Inc.	7,680	465,408
Aon PLC - Class A	2,188	709,393
Arch Capital Group Ltd.(a)	4,023	320,673
Arthur J Gallagher & Co.	2,325	529,937
ASR Nederland NV	1,706	63,834
Assicurazioni Generali SpA	10,716	218,739
Assurant, Inc.	572	82,128
Aviva PLC	29,197	138,194
AXA SA	19,588	581,154
Baloise Holding AG (REG)	490	70,940
Brown & Brown, Inc.	2,539	177,324
Chubb Ltd.	4,431	922,446
Cincinnati Financial Corp.	1,692	173,075
Dai-ichi Life Holdings, Inc.	9,921	204,812
Everest Re Group Ltd.	466	173,198
Gjensidige Forsikring ASA	2,015	29,567
Globe Life, Inc.	938	101,989
Hannover Rueck SE	665	145,914
Hartford Financial Services Group, Inc. (The)	3,299	233,932
Helvetia Holding AG (REG)	426	59,507
Insurance Australia Group Ltd.	24,836	90,094
Japan Post Holdings Co., Ltd.	24,011	192,091
Japan Post Insurance Co., Ltd.	2,013	33,855
Legal & General Group PLC	63,804	172,164
Loews Corp.	1,995	126,303
Marsh & McLennan Cos., Inc.	5,329	1,014,109
Medibank Pvt Ltd.	27,747	61,241
MetLife, Inc.	6,815	428,732
MS&AD Insurance Group Holdings, Inc.(b)	4,612	168,773
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	1,457	567,432
NN Group NV(b)	2,651	84,986

Company	Shares	U.S. $ Value

Phoenix Group Holdings PLC	7,768	$45,525
Poste Italiane SpA(c)	5,263	55,268
Principal Financial Group, Inc.	2,399	172,896
Progressive Corp. (The)	6,314	879,540
Prudential Financial, Inc.	3,916	371,589
Prudential PLC	29,109	312,902
QBE Insurance Group Ltd.	15,464	154,907
Sampo Oyj - Class A	4,977	215,163
Sompo Holdings, Inc.	3,155	135,213
Suncorp Group Ltd.	13,390	119,300
Swiss Life Holding AG (REG)	316	196,608
Swiss Re AG	3,258	334,598
T&D Holdings, Inc.(b)	5,343	87,866
Talanx AG(a)	670	42,404
Tokio Marine Holdings, Inc.	19,282	446,449
Travelers Cos., Inc. (The)	2,470	403,376
Tryg A/S	3,577	65,457
Willis Towers Watson PLC	1,131	236,334
WR Berkley Corp.	2,195	139,361
Zurich Insurance Group AG	1,606	734,834

		16,494,323

		79,423,041

Health Care – 9.7%
Biotechnology – 1.3%
AbbVie, Inc.	19,041	2,838,251
Amgen, Inc.	5,770	1,550,745
Argenx SE(a)	601	292,669
Biogen, Inc.(a)	1,562	401,450
CSL Ltd.	5,149	829,519
Genmab A/S(a)	716	253,500
Gilead Sciences, Inc.	13,442	1,007,344
Grifols SA(a), (b)	3,005	38,920
Incyte Corp.(a)	2,006	115,887
Moderna, Inc.(a)	3,572	368,952
Regeneron Pharmaceuticals, Inc.(a)	1,151	947,227
Swedish Orphan Biovitrum AB(a)	1,962	40,089
Vertex Pharmaceuticals, Inc.(a)	2,784	968,108

		9,652,661

Health Care Equipment & Supplies – 1.8%
Abbott Laboratories	18,721	1,813,129
Alcon, Inc.	5,373	414,620
Align Technology, Inc.(a)	768	234,486
Asahi Intecc Co., Ltd.(b)	2,189	39,245
Baxter International, Inc.	5,463	206,174
Becton Dickinson & Co.	3,130	809,199
BioMerieux	475	45,952
Boston Scientific Corp.(a)	15,796	834,029
Carl Zeiss Meditec AG	450	39,228
Cochlear Ltd.	725	118,743
Coloplast A/S - Class B	1,275	134,917
Cooper Cos., Inc. (The)	534	169,817
Demant A/S(a)	1,082	44,677
DENTSPLY SIRONA, Inc.	2,284	78,021

Company	Shares	U.S. $ Value

Dexcom, Inc.(a)	4,184	$390,367
DiaSorin SpA	239	21,764
Edwards Lifesciences Corp.(a)	6,558	454,338
EssilorLuxottica SA	3,147	547,407
Fisher & Paykel Healthcare Corp., Ltd.	6,105	78,712
GE Healthcare, Inc.	4,220	287,129
Getinge AB - Class B	2,520	44,282
Hologic, Inc.(a)	2,642	183,355
Hoya Corp.	3,805	389,698
IDEXX Laboratories, Inc.(a)	896	391,794
Insulet Corp.(a)	753	120,096
Intuitive Surgical, Inc.(a)	3,790	1,107,779
Koninklijke Philips NV(a), (b)	9,927	198,066
Medtronic PLC	14,360	1,125,249
Olympus Corp.	13,514	175,459
ResMed, Inc.	1,585	234,374
Siemens Healthineers AG(c)	3,007	152,100
Smith & Nephew PLC	9,172	113,830
Sonova Holding AG (REG)	556	131,592
STERIS PLC	1,064	233,463
Straumann Holding AG (REG)	1,218	155,026
Stryker Corp.	3,646	996,342
Sysmex Corp.	1,777	84,438
Teleflex, Inc.	507	99,580
Terumo Corp.	7,115	188,340
Zimmer Biomet Holdings, Inc.	2,254	252,944

		13,139,761

Health Care Providers & Services – 1.6%
Amplifon SpA(b)	1,382	40,909
Cardinal Health, Inc.	2,747	238,495
Cencora, Inc.	1,749	314,767
Centene Corp.(a)	5,841	402,328
Cigna Group (The)	3,193	913,421
CVS Health Corp.	13,856	967,426
DaVita, Inc.(a)	581	54,922
EBOS Group Ltd.	1,688	34,580
Elevance Health, Inc.	2,542	1,106,838
Fresenius Medical Care AG & Co. KGaA	2,193	94,281
Fresenius SE & Co. KGaA	4,563	141,728
HCA Healthcare, Inc.	2,171	534,023
Henry Schein, Inc.(a)	1,409	104,618
Humana, Inc.	1,337	650,477
Laboratory Corp. of America Holdings	956	192,204
McKesson Corp.	1,455	632,707
Molina Healthcare, Inc.(a)	629	206,243
Quest Diagnostics, Inc.	1,211	147,572
Ramsay Health Care Ltd.(b)	1,960	65,053
Sonic Healthcare Ltd.	4,801	91,675
UnitedHealth Group, Inc.	9,993	5,038,371
Universal Health Services, Inc. - Class B	670	84,239

		12,056,877

Health Care Technology – 0.0%
M3, Inc.	4,607	83,565

Company	Shares	U.S. $ Value

Life Sciences Tools & Services – 0.9%
Agilent Technologies, Inc.	3,186	$356,259
Bachem Holding AG (REG)(b)	393	28,987
Bio-Rad Laboratories, Inc. - Class A(a)	225	80,651
Bio-Techne Corp.	1,698	115,583
Charles River Laboratories International, Inc.(a)	553	108,377
Danaher Corp.	7,089	1,758,781
Eurofins Scientific SE	1,485	83,690
Illumina, Inc.(a)	1,708	234,474
IQVIA Holdings, Inc.(a)	1,975	388,581
Lonza Group AG (REG)	798	369,113
Mettler-Toledo International, Inc.(a)	236	261,505
QIAGEN NV(a)	2,427	97,928
Revvity, Inc.	1,339	148,227
Sartorius AG	291	98,560
Sartorius Stedim Biotech	312	74,226
Thermo Fisher Scientific, Inc.	4,164	2,107,692
Waters Corp.(a)	638	174,946
West Pharmaceutical Services, Inc.	797	299,042

		6,786,622

Pharmaceuticals – 4.1%
Astellas Pharma, Inc.	19,122	264,679
AstraZeneca PLC	16,543	2,231,393
Bayer AG (REG)	10,515	504,976
Bristol-Myers Squibb Co.	22,537	1,308,048
Catalent, Inc.(a)	1,945	88,556
Chugai Pharmaceutical Co., Ltd.	7,154	220,587
Daiichi Sankyo Co., Ltd.	19,743	540,510
Eisai Co., Ltd.	2,714	150,420
Eli Lilly & Co.	8,602	4,620,392
GSK PLC	43,708	790,844
Hikma Pharmaceuticals PLC	1,710	43,422
Ipsen SA	431	56,470
Johnson & Johnson	25,977	4,045,918
Kyowa Kirin Co., Ltd.	2,720	47,292
Merck & Co., Inc.	27,374	2,818,153
Merck KGaA	1,386	231,056
Novartis AG (REG)	21,878	2,234,370
Novo Nordisk A/S - Class B	34,832	3,171,495
Ono Pharmaceutical Co., Ltd.	4,103	78,689
Organon & Co.	2,757	47,862
Orion Oyj - Class B	1,167	45,847
Otsuka Holdings Co., Ltd.	4,225	150,009
Pfizer, Inc.	60,907	2,020,285
Recordati Industria Chimica e Farmaceutica SpA(b)	1,163	54,807
Roche Holding AG (BR)	355	104,294
Roche Holding AG (Genusschein)	7,499	2,047,235
Sanofi	12,127	1,302,140
Shionogi & Co., Ltd.	2,770	123,554
Takeda Pharmaceutical Co., Ltd.(b)	16,893	523,624
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)(a)	11,958	121,972
UCB SA	1,386	113,526
Viatris, Inc.	12,940	127,588
Zoetis, Inc.	4,966	863,985

		31,093,998

		72,813,484

Company	Shares	U.S. $ Value

Consumer Discretionary – 8.0%
Automobile Components – 0.2%
Aisin Corp.	1,641	$62,005
Aptiv PLC(a)	3,051	300,798
BorgWarner, Inc.	2,536	102,378
Bridgestone Corp.	6,140	239,263
Cie Generale des Etablissements Michelin SCA	7,309	223,706
Continental AG	1,197	84,104
Denso Corp.	18,488	296,656
Koito Manufacturing Co., Ltd.	2,104	31,728
Sumitomo Electric Industries Ltd.	7,626	91,870
Valeo SE	2,088	35,830

		1,468,338

Automobiles – 1.9%
Bayerische Motoren Werke AG	3,213	326,335
Bayerische Motoren Werke AG (Preference Shares)	653	60,782
Dr Ing hc F Porsche AG (Preference Shares)(c)	1,214	113,906
Ferrari NV	1,352	398,550
Ford Motor Co.	42,411	526,745
General Motors Co.	14,843	489,374
Honda Motor Co., Ltd.	49,314	554,767
Isuzu Motors Ltd.	5,874	73,846
Mazda Motor Corp.	5,729	65,050
Mercedes-Benz Group AG	8,565	596,096
Nissan Motor Co., Ltd.(b)	24,777	109,347
Porsche Automobil Holding SE (Preference Shares)	1,700	83,622
Renault SA	2,081	85,147
Stellantis NV (Italy)	23,513	450,237
Subaru Corp.	6,506	126,506
Suzuki Motor Corp.	3,989	160,441
Tesla, Inc.(a)	29,789	7,453,804
Toyota Motor Corp.(b)	113,189	2,030,647
Volkswagen AG	326	42,813
Volkswagen AG (Preference Shares)	2,222	255,306
Volvo Car AB - Class B(a)	6,056	24,495
Yamaha Motor Co., Ltd.(b)	3,192	83,908

		14,111,724

Broadline Retail – 1.9%
Amazon.com, Inc.(a)	97,948	12,451,150
Cie Financiere Richemont SA (REG)	5,572	678,576
eBay, Inc.	5,741	253,121
Etsy, Inc.(a)	1,327	85,698
Global-e Online Ltd.(a)	964	38,309
Next PLC	1,291	114,501
Pan Pacific International Holdings Corp.	4,058	85,165
Prosus NV(a)	16,316	480,768
Rakuten Group, Inc.(b)	15,953	65,547
Wesfarmers Ltd.	12,202	412,964

		14,665,799

Company	Shares	U.S. $ Value

Distributors – 0.1%
D’ieteren Group	230	$38,776
Genuine Parts Co.	1,515	218,736
LKQ Corp.	2,886	142,886
Pool Corp.	421	149,918

		550,316

Diversified Consumer Services – 0.0%
IDP Education Ltd.	2,648	36,238
Pearson PLC	6,879	72,579

		108,817

Hotels, Restaurants & Leisure – 1.5%
Accor SA	2,014	67,740
Airbnb, Inc. - Class A(a)	4,599	631,029
Amadeus IT Group SA	4,858	293,436
Aristocrat Leisure Ltd.	6,278	164,022
Booking Holdings, Inc.(a)	385	1,187,321
Caesars Entertainment, Inc.(a)	2,322	107,625
Carnival Corp.(a)	10,867	149,095
Chipotle Mexican Grill, Inc.(a)	298	545,885
Compass Group PLC	18,435	448,737
Darden Restaurants, Inc.	1,304	186,759
Delivery Hero SE(a), (c)	1,890	53,966
Domino’s Pizza, Inc.	379	143,561
Entain PLC	6,817	77,317
Evolution AB(c)	1,961	197,883
Expedia Group, Inc.(a)	1,487	153,265
Flutter Entertainment PLC(a)	1,894	308,969
Galaxy Entertainment Group Ltd.	22,738	136,056
Genting Singapore Ltd.	60,925	37,611
Hilton Worldwide Holdings, Inc.	2,821	423,658
InterContinental Hotels Group PLC	1,827	135,114
La Francaise des Jeux SAEM(c)	1,096	35,598
Las Vegas Sands Corp.	3,546	162,549
Lottery Corp., Ltd. (The)	22,425	67,768
Marriott International, Inc./MD - Class A	2,703	531,302
McDonald’s Corp.	7,862	2,071,165
McDonald’s Holdings Co. Japan Ltd.(b)	929	35,496
MGM Resorts International(a)	3,028	111,309
Norwegian Cruise Line Holdings Ltd.(a)	4,589	75,627
Oriental Land Co., Ltd./Japan	11,679	383,161
Royal Caribbean Cruises Ltd.(a)	2,542	234,220
Sands China Ltd.(a)	24,462	74,388
Sodexo SA	953	98,109
Starbucks Corp.	12,356	1,127,732
Whitbread PLC	2,170	91,342
Wynn Resorts Ltd.	1,045	96,568
Yum! Brands, Inc.	3,023	377,694
Zensho Holdings Co., Ltd.	992	43,077

		11,066,154

Company	Shares	U.S. $ Value

Household Durables – 0.4%
Barratt Developments PLC	10,300	$55,225
Berkeley Group Holdings PLC	1,131	56,482
DR Horton, Inc.	3,285	353,039
Garmin Ltd.	1,652	173,790
Iida Group Holdings Co., Ltd.	1,483	24,610
Lennar Corp. - Class A	2,724	305,714
Mohawk Industries, Inc.(a)	570	48,912
NVR, Inc.(a)	35	208,715
Open House Group Co., Ltd.	825	27,973
Panasonic Holdings Corp.	23,575	266,109
Persimmon PLC	3,215	42,105
PulteGroup, Inc.	2,367	175,276
SEB SA	278	25,934
Sekisui Chemical Co., Ltd.	4,127	59,375
Sekisui House Ltd.	6,227	123,926
Sharp Corp./Japan(a), (b)	2,157	13,429
Sony Group Corp.	13,460	1,100,699
Taylor Wimpey PLC	36,789	52,468
Whirlpool Corp.	591	79,017

		3,192,798

Leisure Products – 0.1%
Bandai Namco Holdings, Inc.	6,458	131,359
Hasbro, Inc.	1,407	93,059
Shimano, Inc.	820	109,753
Yamaha Corp.(b)	1,474	40,257

		374,428

Specialty Retail – 1.2%
AutoZone, Inc.(a)	196	497,838
Bath & Body Works, Inc.	2,469	83,452
Best Buy Co., Inc.	2,069	143,733
CarMax, Inc.(a)	1,707	120,736
Dufry AG (REG)(a)	1,042	39,561
Fast Retailing Co., Ltd.	1,870	407,314
H & M Hennes & Mauritz AB - Class B	6,635	94,086
Home Depot, Inc. (The)	10,846	3,277,227
Industria de Diseno Textil SA	11,660	433,892
JD Sports Fashion PLC	25,984	47,201
Kingfisher PLC	19,545	53,057
Lowe’s Cos., Inc.	6,321	1,313,757
Nitori Holdings Co., Ltd.	863	96,221
O’Reilly Automotive, Inc.(a)	652	592,577
Ross Stores, Inc.	3,675	415,091
TJX Cos., Inc. (The)	12,398	1,101,934
Tractor Supply Co.	1,174	238,381
Ulta Beauty, Inc.(a)	537	214,505
USS Co., Ltd.	2,202	36,402
Zalando SE(a), (c)	2,410	53,546
ZOZO, Inc.(b)	1,507	27,595

		9,288,106

Company	Shares	U.S. $ Value

Textiles, Apparel & Luxury Goods – 0.7%
adidas AG	1,743	$305,737
Burberry Group PLC	4,080	94,554
Hermes International SCA	339	617,938
Kering SA	803	364,853
LVMH Moet Hennessy Louis Vuitton SE	2,948	2,225,240
Moncler SpA	2,256	130,747
NIKE, Inc. - Class B	13,216	1,263,714
Pandora A/S	903	93,182
Puma SE	1,150	71,107
Ralph Lauren Corp.	436	50,615
Swatch Group AG (The)	313	80,166
Swatch Group AG (The) (REG)	610	29,792
Tapestry, Inc.	2,501	71,904
VF Corp.	3,566	63,011

		5,462,560

		60,289,040

Industrials – 7.6%
Aerospace & Defense – 1.2%
Airbus SE	6,328	846,993
Axon Enterprise, Inc.(a)	758	150,834
BAE Systems PLC	32,536	395,372
Boeing Co. (The)(a)	6,117	1,172,507
Dassault Aviation SA	221	41,625
Elbit Systems Ltd.	293	58,074
General Dynamics Corp.	2,445	540,272
Howmet Aerospace, Inc.	4,224	195,360
Huntington Ingalls Industries, Inc.	430	87,969
Kongsberg Gruppen ASA	909	37,463
L3Harris Technologies, Inc.	2,040	355,205
Lockheed Martin Corp.	2,418	988,865
Melrose Industries PLC	14,424	82,223
MTU Aero Engines AG	585	105,949
Northrop Grumman Corp.	1,534	675,252
Rheinmetall AG	472	121,423
Rolls-Royce Holdings PLC(a)	89,835	240,702
RTX Corp.	15,702	1,130,073
Saab AB - Class B	847	43,109
Safran SA	3,677	576,220
Singapore Technologies Engineering Ltd.	15,730	44,891
Textron, Inc.	2,137	166,985
Thales SA	1,147	161,203
TransDigm Group, Inc.(a)	595	501,662

		8,720,231

Air Freight & Logistics – 0.4%
CH Robinson Worldwide, Inc.	1,256	108,179
Deutsche Post AG (REG)	10,641	431,764
DSV A/S	2,005	373,613
Expeditors International of Washington, Inc.	1,595	182,835
FedEx Corp.	2,496	661,240
Nippon Express Holdings, Inc.	767	40,022
SG Holdings Co., Ltd.	3,385	43,334
United Parcel Service, Inc. - Class B	7,803	1,216,254
Yamato Holdings Co., Ltd.	2,661	43,311

		3,100,552

Company	Shares	U.S. $ Value

Building Products – 0.5%
A O Smith Corp.	1,344	$88,879
AGC, Inc.	2,064	72,338
Allegion PLC	947	98,677
Assa Abloy AB - Class B	10,787	234,386
Carrier Global Corp.	9,036	498,787
Cie de Saint-Gobain SA	4,937	295,481
Daikin Industries Ltd.(b)	2,819	441,939
Geberit AG (REG)	361	180,023
Johnson Controls International PLC	7,339	390,508
Kingspan Group PLC	1,690	126,215
Lixil Corp.(b)	3,018	35,074
Masco Corp.	2,426	129,670
Nibe Industrier AB - Class B	15,903	103,970
Otis Worldwide Corp.	4,442	356,737
ROCKWOOL A/S - Class B	103	24,894
TOTO Ltd.	1,426	36,798
Trane Technologies PLC	2,464	499,970
Xinyi Glass Holdings Ltd.	14,857	19,144

		3,633,490

Commercial Services & Supplies – 0.3%
Brambles Ltd.	14,464	132,874
Cintas Corp.	933	448,782
Copart, Inc.(a)	9,374	403,926
Dai Nippon Printing Co., Ltd.	2,410	62,704
Rentokil Initial PLC	26,643	197,814
Republic Services, Inc.	2,218	316,087
Rollins, Inc.	2,605	97,245
Secom Co., Ltd.	2,267	153,795
Securitas AB - Class B	4,956	39,188
TOPPAN Holdings, Inc.	2,642	63,200
Waste Management, Inc.	3,976	606,101

		2,521,716

Construction & Engineering – 0.2%
ACS Actividades de Construccion y Servicios SA	2,311	83,080
Bouygues SA	2,012	70,349
Eiffage SA	827	78,497
Epiroc AB - Class A	7,081	134,449
Epiroc AB - Class B	4,236	67,764
Ferrovial SE(b)	5,384	164,519
Kajima Corp.	4,471	72,779
Obayashi Corp.	6,542	57,569
Quanta Services, Inc.	1,566	292,951
Shimizu Corp.	5,561	38,628
Skanska AB - Class B(b)	3,427	56,273
Taisei Corp.	1,770	62,297
Vinci SA	5,703	630,929

		1,810,084

Electrical Equipment – 0.7%
ABB Ltd. (REG)	17,075	609,461
AMETEK, Inc.	2,489	367,775
Eaton Corp. PLC	4,304	917,957
Emerson Electric Co.	6,165	595,354
Fuji Electric Co., Ltd.	1,402	63,140
Generac Holdings, Inc.(a)	671	73,112
Legrand SA	2,866	263,346

Company	Shares	U.S. $ Value

Mitsubishi Electric Corp.	20,626	$254,823
Nidec Corp.	4,512	208,335
Prysmian SpA	2,831	113,631
Rockwell Automation, Inc.	1,239	354,193
Schneider Electric SE	5,809	957,277
Siemens Energy AG(a)	5,452	71,054
Vestas Wind Systems A/S(a)	10,754	230,070

		5,079,528

Ground Transportation – 0.6%
Aurizon Holdings Ltd.	18,545	41,465
Central Japan Railway Co.	7,685	186,884
CSX Corp.	21,644	665,553
East Japan Railway Co.(b)	3,226	184,614
Grab Holdings Ltd. - Class A(a)	19,721	69,812
Hankyu Hanshin Holdings, Inc.	2,463	84,039
JB Hunt Transport Services, Inc.	881	166,086
Keio Corp.(b)	1,175	40,394
Keisei Electric Railway Co., Ltd.	1,437	49,775
Kintetsu Group Holdings Co., Ltd.(b)	1,874	53,133
MTR Corp., Ltd.	15,600	61,627
Norfolk Southern Corp.	2,449	482,282
Odakyu Electric Railway Co., Ltd.(b)	3,343	49,950
Old Dominion Freight Line, Inc.	967	395,638
Tobu Railway Co., Ltd.	2,094	53,819
Tokyu Corp.	5,092	58,709
Union Pacific Corp.	6,575	1,338,867
West Japan Railway Co.	2,337	96,707

		4,079,354

Industrial Conglomerates – 0.7%
3M Co.	5,955	557,507
CK Hutchison Holdings Ltd.	27,958	148,431
DCC PLC	1,088	60,917
General Electric Co.	11,741	1,297,968
Hikari Tsushin, Inc.	214	32,591
Hitachi Ltd.	10,015	620,705
Honeywell International, Inc.	7,163	1,323,293
Investment AB Latour - Class B(b)	1,491	26,206
Jardine Cycle & Carriage Ltd.	1,023	23,850
Jardine Matheson Holdings Ltd.	1,834	84,990
Keppel Corp., Ltd.	14,674	72,869
Lifco AB - Class B	2,348	41,074
Siemens AG (REG)	8,112	1,159,275
Smiths Group PLC	3,730	73,436
Toshiba Corp.(a), (b)	951	29,283

		5,552,395

Machinery – 1.5%
Alfa Laval AB	3,094	105,994
Alstom SA	3,057	72,656
Atlas Copco AB - Class A	28,669	385,044
Atlas Copco AB - Class B	16,258	190,138
Caterpillar, Inc.	5,503	1,502,319
CNH Industrial NV	10,624	128,972
Cummins, Inc.	1,528	349,087

Company	Shares	U.S. $ Value

Daifuku Co., Ltd.	3,087	$58,272
Daimler Truck Holding AG	5,221	180,773
Deere & Co.	2,941	1,109,875
Dover Corp.	1,509	210,521
FANUC Corp.	10,136	263,611
Fortive Corp.	3,798	281,660
GEA Group AG	1,650	60,810
Hitachi Construction Machinery Co., Ltd.	1,083	32,865
Hoshizaki Corp.(b)	1,229	42,664
Husqvarna AB - Class B(b)	3,618	27,610
IDEX Corp.	816	169,744
Illinois Tool Works, Inc.	2,969	683,790
Indutrade AB	2,988	55,185
Ingersoll Rand, Inc.	4,363	278,010
Knorr-Bremse AG	819	51,922
Komatsu Ltd.	9,822	264,910
Kone Oyj - Class B	3,664	154,401
Kubota Corp.	10,703	157,450
Kurita Water Industries Ltd.(b)	1,130	39,323
Makita Corp.	2,435	60,045
Metso Oyj(b)	6,907	72,433
MINEBEA MITSUMI, Inc.	3,918	63,836
MISUMI Group, Inc.	3,063	47,698
Mitsubishi Heavy Industries Ltd.	3,461	193,044
NGK Insulators Ltd.	2,207	29,251
Nordson Corp.	584	130,331
PACCAR, Inc.	5,640	479,513
Parker-Hannifin Corp.	1,384	539,096
Pentair PLC	1,781	115,320
Rational AG	60	37,962
Sandvik AB	11,380	209,396
Schindler Holding AG	435	86,652
Schindler Holding AG (REG)	268	51,566
Seatrium Ltd.(a)	430,453	42,090
SKF AB - Class B	3,550	58,935
SMC Corp.	619	277,474
Snap-on, Inc.	571	145,639
Spirax-Sarco Engineering PLC	822	95,149
Stanley Black & Decker, Inc.	1,653	138,158
Techtronic Industries Co., Ltd.	14,362	138,645
Toyota Industries Corp.	1,574	123,898
VAT Group AG(c)	291	103,841
Volvo AB - Class A	2,017	41,886
Volvo AB - Class B	16,131	332,260
Wartsila OYJ Abp(b)	4,769	54,051
Westinghouse Air Brake Technologies Corp.	1,932	205,314
Xylem, Inc./NY	2,598	236,496

		10,967,585

Marine Transportation – 0.1%
AP Moller - Maersk A/S - Class A	33	58,400
AP Moller - Maersk A/S - Class B	52	93,543
Kawasaki Kisen Kaisha Ltd.(b)	1,458	49,756
Kuehne & Nagel International AG (REG)	583	165,648
Mitsui OSK Lines Ltd.(b)	3,652	100,353
Nippon Yusen KK(b)	5,249	136,289
SITC International Holdings Co., Ltd.	13,511	22,669

		626,658

Company	Shares	U.S. $ Value

Passenger Airlines – 0.1%
Alaska Air Group, Inc.(a)	1,372	$50,874
American Airlines Group, Inc.(a)	7,048	90,285
ANA Holdings, Inc.(a)	1,610	33,710
Delta Air Lines, Inc.	6,941	256,817
Deutsche Lufthansa AG (REG)(a)	6,022	47,654
Japan Airlines Co., Ltd.	1,453	28,231
Qantas Airways Ltd.(a)	8,023	26,560
Singapore Airlines Ltd.(b)	15,799	74,527
Southwest Airlines Co.	6,426	173,952
United Airlines Holdings, Inc.(a)	3,538	149,657

		932,267

Professional Services – 0.7%
Adecco Group AG (REG)(b)	1,749	71,837
Automatic Data Processing, Inc.	4,444	1,069,138
BayCurrent Consulting, Inc.	1,376	45,852
Broadridge Financial Solutions, Inc.	1,274	228,110
Bureau Veritas SA	3,139	77,835
Ceridian HCM Holding, Inc.(a)	1,679	113,920
Computershare Ltd.	6,064	101,054
Equifax, Inc.	1,324	242,530
Experian PLC	9,879	323,118
Intertek Group PLC	1,729	86,466
Jacobs Solutions, Inc.	1,358	185,367
Leidos Holdings, Inc.	1,482	136,581
Paychex, Inc.	3,462	399,272
Paycom Software, Inc.	531	137,672
Persol Holdings Co., Ltd.	20,740	33,686
Randstad NV	1,167	64,472
Recruit Holdings Co., Ltd.	15,454	472,815
RELX PLC (London)	20,255	683,402
Robert Half, Inc.	1,155	84,638
SGS SA (REG)	1,641	137,722
Teleperformance SE	630	79,101
Verisk Analytics, Inc.	1,565	369,716
Wolters Kluwer NV(b)	2,765	334,774

		5,479,078

Trading Companies & Distributors – 0.5%
AerCap Holdings NV(a)	1,648	103,280
Ashtead Group PLC	4,681	283,868
Beijer Ref AB(b)	4,108	43,221
Brenntag SE	1,567	121,249
Bunzl PLC	3,676	130,916
Fastenal Co.	6,163	336,746
ITOCHU Corp.(b)	12,750	460,453
Marubeni Corp.	15,408	240,184
Mitsubishi Corp.	12,275	584,908
Mitsui & Co., Ltd.	14,018	508,432
MonotaRO Co., Ltd.	2,525	26,920
Reece Ltd.(b)	2,297	27,342

Company	Shares	U.S. $ Value

Sumitomo Corp.	11,162	$222,770
Toyota Tsusho Corp.	2,273	133,689
United Rentals, Inc.	737	327,648
WW Grainger, Inc.	480	332,083

		3,883,709

Transportation Infrastructure – 0.1%
Aena SME SA(c)	820	123,392
Aeroports de Paris SA	342	40,332
Auckland International Airport Ltd.	12,611	59,787
Getlink SE	3,780	60,260
Transurban Group	32,880	267,172

		550,943

		56,937,590

Consumer Staples – 5.4%
Beverages – 1.2%
Anheuser-Busch InBev SA/NV	9,288	514,891
Asahi Group Holdings Ltd.	5,225	195,178
Brown-Forman Corp. - Class B	1,974	113,880
Budweiser Brewing Co. APAC Ltd.(c)	17,346	34,089
Carlsberg AS - Class B	1,073	135,289
Coca-Cola Co. (The)	41,985	2,350,320
Coca-Cola Europacific Partners PLC	2,252	140,705
Coca-Cola HBC AG(a)	2,354	64,367
Constellation Brands, Inc. - Class A	1,740	437,314
Davide Campari-Milano NV(b)	5,266	61,993
Diageo PLC	23,984	884,244
Heineken Holding NV	1,384	104,300
Heineken NV	3,074	271,009
Keurig Dr Pepper, Inc.	10,853	342,629
Kirin Holdings Co., Ltd.	8,214	115,000
Molson Coors Beverage Co. - Class B	2,002	127,307
Monster Beverage Corp.(a)	8,023	424,818
PepsiCo, Inc.	14,850	2,516,184
Pernod Ricard SA	2,184	363,614
Remy Cointreau SA	258	31,454
Suntory Beverage & Food Ltd.	1,532	46,623
Treasury Wine Estates Ltd.	7,272	57,425

		9,332,633

Consumer Staples Distribution & Retail – 1.2%
Aeon Co., Ltd.	7,071	140,063
Carrefour SA	6,221	106,846
Coles Group Ltd.	13,442	134,163
Costco Wholesale Corp.	4,781	2,701,074
Dollar General Corp.	2,366	250,323
Dollar Tree, Inc.(a)	2,259	240,471
Endeavour Group Ltd./Australia(b)	14,923	50,384
HelloFresh SE(a)	1,664	49,445
J Sainsbury PLC	17,682	54,452
Jeronimo Martins SGPS SA	3,053	68,565
Kesko Oyj - Class B	2,751	49,288
Kobe Bussan Co., Ltd.(b)	1,597	37,388
Koninklijke Ahold Delhaize NV(b)	10,316	310,921

Company	Shares	U.S. $ Value

Kroger Co. (The)	7,123	$318,754
MatsukiyoCocokara & Co.	3,834	68,679
Ocado Group PLC(a), (b)	5,923	43,065
Seven & i Holdings Co., Ltd.	8,066	315,785
Sysco Corp.	5,449	359,906
Target Corp.	4,979	550,528
Tesco PLC	76,139	244,900
Walgreens Boots Alliance, Inc.	7,729	171,893
Walmart, Inc.	15,396	2,462,282
Welcia Holdings Co., Ltd.	950	16,406
Woolworths Group Ltd.	13,089	313,366

		9,058,947

Food Products – 1.2%
Ajinomoto Co., Inc.	4,841	186,662
Archer-Daniels-Midland Co.	5,783	436,154
Associated British Foods PLC	3,778	94,918
Barry Callebaut AG (REG)	41	65,200
Bunge Ltd.	1,625	175,906
Campbell Soup Co.	2,122	87,172
Chocoladefabriken Lindt & Spruengli AG(b)	11	122,238
Chocoladefabriken Lindt & Spruengli AG (REG)	2	218,991
Conagra Brands, Inc.	5,155	141,350
Danone SA	6,921	381,747
General Mills, Inc.	6,313	403,969
Hershey Co. (The)	1,617	323,529
Hormel Foods Corp.	3,123	118,768
J M Smucker Co. (The)	1,102	135,447
JDE Peet’s NV(b)	1,329	37,122
Kellogg Co.	2,844	169,246
Kerry Group PLC - Class A	1,700	142,043
Kikkoman Corp.	1,435	75,212
Kraft Heinz Co. (The)	8,613	289,741
Lamb Weston Holdings, Inc.	1,573	145,440
Lotus Bakeries NV	5	40,651
McCormick & Co., Inc./MD	2,709	204,909
MEIJI Holdings Co., Ltd.	2,506	62,284
Mondelez International, Inc. - Class A	14,676	1,018,514
Mowi ASA	4,647	82,137
Nestle SA (REG)	28,499	3,225,973
Nissin Foods Holdings Co., Ltd.	690	57,334
Orkla ASA	7,567	56,517
Salmar ASA	852	43,153
Tyson Foods, Inc. - Class A	3,080	155,509
WH Group Ltd.(c)	84,024	43,980
Wilmar International Ltd.	19,354	52,668
Yakult Honsha Co., Ltd.	2,762	67,081

		8,861,565

Household Products – 0.8%
Church & Dwight Co., Inc.	2,654	243,186
Clorox Co. (The)	1,336	175,096
Colgate-Palmolive Co.	8,918	634,159
Essity AB - Class B	6,522	140,661
Henkel AG & Co. KGaA	1,131	71,311
Henkel AG & Co. KGaA (Preference Shares)	1,855	132,094
Kimberly-Clark Corp.	3,648	440,861
Procter & Gamble Co. (The)	25,430	3,709,220
Reckitt Benckiser Group PLC	7,680	541,599
Unicharm Corp.	4,352	153,877

		6,242,064

Company	Shares	U.S. $ Value

Personal Care Products – 0.5%
Beiersdorf AG	1,104	$142,404
Estee Lauder Cos., Inc. (The) - Class A	2,501	361,520
Haleon PLC	59,139	245,136
Kao Corp.	5,034	186,585
Kenvue, Inc.	18,592	373,327
Kobayashi Pharmaceutical Co., Ltd.	537	23,951
Kose Corp.	385	27,906
L’Oreal SA	2,575	1,067,111
Shiseido Co., Ltd.	4,266	149,498
Unilever PLC (London)	26,844	1,327,886

		3,905,324

Tobacco – 0.5%
Altria Group, Inc.	19,144	805,005
British American Tobacco PLC	22,676	711,996
Imperial Brands PLC	9,149	185,600
Japan Tobacco, Inc.	12,893	296,643
Philip Morris International, Inc.	16,746	1,550,345

		3,549,589

		40,950,122

Communication Services – 5.4%
Diversified Telecommunication Services – 1.0%
AT&T, Inc.	77,123	1,158,387
BT Group PLC	68,924	97,876
Cellnex Telecom SA(a), (c)	6,007	208,936
Charter Communications, Inc. - Class A(a)	1,098	482,922
Comcast Corp. - Class A	44,399	1,968,652
Deutsche Telekom AG (REG)	34,595	725,692
Elisa Oyj	1,530	70,951
HKT Trust & HKT Ltd.	38,163	39,795
Infrastrutture Wireless Italiane SpA(b), (c)	3,386	40,234
Koninklijke KPN NV	34,473	113,577
Nippon Telegraph & Telephone Corp.	317,900	376,278
Orange SA	19,686	225,804
Singapore Telecommunications Ltd.	86,008	152,242
Spark New Zealand Ltd.	18,834	54,220
Swisscom AG (REG)	278	165,074
Telecom Italia SpA/Milano(a), (b)	100,391	31,309
Telefonica Deutschland Holding AG	8,740	15,632
Telefonica SA(b)	54,139	221,176
Telenor ASA	7,049	79,940
Telia Co. AB	24,713	50,975
Telstra Group Ltd.	42,437	104,847
Verizon Communications, Inc.	45,352	1,469,858
Washington H Soul Pattinson & Co., Ltd.(b)	2,481	51,755

		7,906,132

Company	Shares	U.S. $ Value

Entertainment – 0.8%
Activision Blizzard, Inc.	7,718	$722,636
Bollore SE	7,874	42,261
Capcom Co., Ltd.	1,904	68,528
Electronic Arts, Inc.	2,659	320,144
Koei Tecmo Holdings Co., Ltd.	1,184	16,822
Konami Group Corp.	1,137	59,948
Live Nation Entertainment, Inc.(a)	1,529	126,968
Netflix, Inc.(a)	4,781	1,805,306
Nexon Co., Ltd.	3,645	65,131
Nintendo Co., Ltd.	11,104	461,404
Sea Ltd. (ADR)(a)	3,914	172,020
Square Enix Holdings Co., Ltd.	966	33,100
Take-Two Interactive Software, Inc.(a)	1,704	239,225
Toho Co., Ltd./Tokyo	1,253	42,747
Universal Music Group NV(b)	8,662	226,045
Walt Disney Co. (The)(a)	19,739	1,599,846
Warner Bros Discovery, Inc.(a)	23,927	259,847

		6,261,978

Interactive Media & Services – 3.1%
Adevinta ASA(a)	2,936	28,925
Alphabet, Inc. - Class A(a)	64,003	8,375,433
Alphabet, Inc. - Class C(a)	54,444	7,178,441
Auto Trader Group PLC(c)	9,578	71,969
Match Group, Inc.(a)	3,000	117,525
Meta Platforms, Inc. - Class A(a)	23,977	7,198,135
REA Group Ltd.(b)	593	58,566
Scout24 SE(c)	842	58,383
SEEK Ltd.(b)	3,802	53,711
Z Holdings Corp.	26,998	74,895

		23,215,983

Media – 0.2%
CyberAgent, Inc.	4,076	21,941
Dentsu Group, Inc.	2,179	64,088
Fox Corp. - Class A	2,737	85,394
Fox Corp. - Class B	1,423	41,096
Hakuhodo DY Holdings, Inc.(b)	1,793	14,728
Informa PLC	14,938	136,406
Interpublic Group of Cos., Inc. (The)	4,153	119,025
News Corp. - Class A	4,110	82,447
News Corp. - Class B	1,246	26,004
Omnicom Group, Inc.	2,131	158,717
Paramount Global - Class B	5,202	67,106
Publicis Groupe SA	2,461	186,279
Vivendi SE	6,770	59,292
WPP PLC	11,472	102,208

		1,164,731

Wireless Telecommunication Services – 0.3%
KDDI Corp.	15,997	489,676
SoftBank Corp.	30,668	347,110
SoftBank Group Corp.	10,991	463,001
T-Mobile US, Inc.(a)	5,584	782,039
Tele2 AB - Class B	5,235	40,035

Company	Shares	U.S. $ Value

Vodafone Group PLC	242,578	$227,392

		2,349,253

		40,898,077

Energy – 3.4%
Energy Equipment & Services – 0.2%
Baker Hughes Co.	10,892	384,705
Halliburton Co.	9,693	392,567
Schlumberger NV	15,331	893,797
Tenaris SA	5,059	79,912

		1,750,981

Oil, Gas & Consumable Fuels – 3.2%
Aker BP ASA	3,337	92,141
Ampol Ltd.	2,625	56,674
APA Corp.	3,315	136,247
BP PLC	185,204	1,193,813
Chevron Corp.	19,140	3,227,387
ConocoPhillips	12,918	1,547,576
Coterra Energy, Inc.	8,171	221,026
Devon Energy Corp.	6,912	329,702
Diamondback Energy, Inc.	1,929	298,764
ENEOS Holdings, Inc.(b)	29,445	115,900
Eni SpA(b)	25,223	405,177
EOG Resources, Inc.	6,281	796,180
EQT Corp.	3,901	158,303
Equinor ASA	9,616	315,136
Exxon Mobil Corp.	43,185	5,077,692
Galp Energia SGPS SA	5,050	74,801
Hess Corp.	2,981	456,093
Idemitsu Kosan Co., Ltd.	2,100	48,143
Inpex Corp.	10,262	153,913
Kinder Morgan, Inc.	20,912	346,721
Marathon Oil Corp.	6,534	174,784
Marathon Petroleum Corp.	4,313	652,729
Neste Oyj(b)	4,479	151,698
Occidental Petroleum Corp.	7,158	464,411
OMV AG	1,582	75,564
ONEOK, Inc.	4,829	306,303
Phillips 66	4,804	577,201
Pioneer Natural Resources Co.	2,515	577,318
Repsol SA	13,607	223,822
Santos Ltd.	33,885	170,815
Shell PLC	71,559	2,268,006
Targa Resources Corp.	2,413	206,842
TotalEnergies SE	23,999	1,577,918
Valero Energy Corp.	3,809	539,773
Williams Cos., Inc. (The)	13,122	442,080
Woodside Energy Group Ltd.	20,346	473,066

		23,933,719

		25,684,700

Materials – 2.8%
Chemicals – 1.5%
Air Liquide SA	5,591	941,700
Air Products and Chemicals, Inc.	2,396	679,026

Company	Shares	U.S. $ Value

Akzo Nobel NV	1,864	$134,391
Albemarle Corp.	1,266	215,271
Arkema SA	643	63,297
Asahi Kasei Corp.	12,639	79,556
BASF SE	9,552	432,371
Celanese Corp.	1,080	135,562
CF Industries Holdings, Inc.	2,081	178,425
Chr Hansen Holding A/S	1,143	69,921
Clariant AG (REG)(a)	2,173	34,261
Corteva, Inc.	7,657	391,732
Covestro AG(a), (c)	2,076	111,637
Croda International PLC	1,529	91,330
Dow, Inc.	7,585	391,083
DSM-Firmenich AG	1,985	167,738
DuPont de Nemours, Inc.	4,952	369,370
Eastman Chemical Co.	1,279	98,125
Ecolab, Inc.	2,728	462,123
EMS-Chemie Holding AG (REG)	77	52,179
Evonik Industries AG	2,112	38,523
FMC Corp.	1,346	90,142
Givaudan SA (REG)	99	322,327
ICL Group Ltd.	7,440	41,055
IMCD NV	609	76,999
International Flavors & Fragrances, Inc.	2,754	187,740
Johnson Matthey PLC	1,949	38,585
JSR Corp.	1,839	49,335
Linde PLC	5,264	1,960,050
LyondellBasell Industries NV - Class A	2,763	261,656
Mitsubishi Chemical Group Corp.	12,899	81,265
Mitsui Chemicals, Inc.	1,855	48,060
Mosaic Co. (The)	3,585	127,626
Nippon Paint Holdings Co., Ltd.(b)	10,025	67,329
Nippon Sanso Holdings Corp.(b)	1,792	42,428
Nissan Chemical Corp.	1,430	60,789
Nitto Denko Corp.(b)	1,511	99,084
Novozymes A/S - Class B	2,164	87,068
OCI NV	1,071	29,781
Orica Ltd.	4,655	46,414
PPG Industries, Inc.	2,541	329,822
Sherwin-Williams Co. (The)	2,552	650,888
Shin-Etsu Chemical Co., Ltd.	19,444	564,764
Sika AG (REG)	1,578	399,803
Solvay SA	809	89,402
Sumitomo Chemical Co., Ltd.	13,360	36,338
Symrise AG	1,425	135,658
Toray Industries, Inc.	13,972	72,697
Tosoh Corp.	2,620	33,591
Umicore SA	2,301	54,480
Wacker Chemie AG	193	27,560
Yara International ASA	1,775	67,023

		11,317,380

Construction Materials – 0.2%
CRH PLC (London)	7,745	427,014
Heidelberg Materials AG	1,566	121,287
Holcim AG(a)	5,563	356,082
James Hardie Industries PLC(a)	4,721	123,469

Company	Shares	U.S. $ Value

Martin Marietta Materials, Inc.	667	$273,790
Vulcan Materials Co.	1,433	289,495

		1,591,137

Containers & Packaging – 0.1%
Amcor PLC	15,873	145,397
Avery Dennison Corp.	869	158,740
Ball Corp.	3,399	169,202
International Paper Co.	3,733	132,410
Packaging Corp. of America	970	148,943
Sealed Air Corp.	1,558	51,196
SIG Group AG(a)	3,290	81,050
Smurfit Kappa Group PLC	2,756	91,554
Westrock Co.	2,765	98,987

		1,077,479

Metals & Mining – 0.9%
Anglo American PLC	13,499	370,677
Antofagasta PLC	4,245	73,692
ArcelorMittal SA	5,462	136,747
BHP Group Ltd.	54,070	1,518,870
BlueScope Steel Ltd.	4,890	60,555
Boliden AB	2,899	83,192
Endeavour Mining PLC	1,963	37,894
Fortescue Metals Group Ltd.	18,074	240,259
Freeport-McMoRan, Inc.	15,466	576,727
Glencore PLC	111,941	637,449
IGO Ltd.(b)	7,059	56,649
JFE Holdings, Inc.(b)	5,273	77,219
Mineral Resources Ltd.(b)	1,937	83,178
Newcrest Mining Ltd.	9,611	151,436
Newmont Corp. (New York)	8,573	316,772
Nippon Steel Corp.(b)	9,129	213,875
Norsk Hydro ASA	13,549	84,787
Northern Star Resources Ltd.	12,068	80,135
Nucor Corp.	2,683	419,487
Pilbara Minerals Ltd.(b)	28,527	77,827
Rio Tinto Ltd.	4,016	289,665
Rio Tinto PLC	12,017	754,577
South32 Ltd.	46,987	101,455
Steel Dynamics, Inc.	1,680	180,130
Sumitomo Metal Mining Co., Ltd.	2,644	77,644
voestalpine AG	1,169	31,826

		6,732,724

Paper & Forest Products – 0.1%
Holmen AB - Class B	1,088	42,291
Mondi PLC	5,196	86,679
Oji Holdings Corp.	8,176	34,398
Stora Enso Oyj - Class R	6,150	77,080
Svenska Cellulosa AB SCA - Class B(b)	6,104	83,577
UPM-Kymmene Oyj	5,673	194,248

		518,273

		21,236,993

Company	Shares	U.S. $ Value

Utilities – 1.9%
Electric Utilities – 1.1%
Acciona SA(b)	276	$35,150
Alliant Energy Corp.	2,726	132,075
American Electric Power Co., Inc.	5,558	418,073
BKW AG	248	43,658
Chubu Electric Power Co., Inc.	6,877	87,543
CK Infrastructure Holdings Ltd.	5,927	27,966
CLP Holdings Ltd.	17,345	128,073
Constellation Energy Corp.	3,469	378,399
Duke Energy Corp.	8,314	733,794
Edison International	4,135	261,704
EDP - Energias de Portugal SA	33,493	139,262
Elia Group SA/NV	311	30,435
Endesa SA(b)	3,434	69,887
Enel SpA	86,811	532,389
Entergy Corp.	2,281	210,993
Evergy, Inc.	2,478	125,635
Eversource Energy	3,766	218,993
Exelon Corp.	10,736	405,713
FirstEnergy Corp.	5,567	190,280
Fortum Oyj	4,474	51,885
Iberdrola SA	64,982	726,788
Kansai Electric Power Co., Inc. (The)	7,514	104,028
Mercury NZ Ltd.	6,864	25,081
NextEra Energy, Inc.	21,831	1,250,698
NRG Energy, Inc.	2,472	95,221
Origin Energy Ltd.	17,744	99,915
Orsted AS(c)	2,071	112,669
PG&E Corp.(a)	22,560	363,893
Pinnacle West Capital Corp.	1,222	90,037
Power Assets Holdings Ltd.	13,977	67,502
PPL Corp.	7,951	187,326
Redeia Corp. SA	4,124	64,876
Southern Co. (The)	11,765	761,431
SSE PLC	11,528	225,906
Terna - Rete Elettrica Nazionale	14,764	111,046
Tokyo Electric Power Co. Holdings, Inc.(a)	15,381	68,609
Verbund AG	742	60,363
Xcel Energy, Inc.	5,950	340,459

		8,977,755

Gas Utilities – 0.1%
APA Group	13,441	71,504
Atmos Energy Corp.	1,602	169,700
Enagas SA	2,507	41,515
Hong Kong & China Gas Co., Ltd.	118,302	82,313
Naturgy Energy Group SA(b)	1,300	35,367
Osaka Gas Co., Ltd.	3,778	62,166
Snam SpA	21,320	100,039
Tokyo Gas Co., Ltd.	4,251	96,381

		658,985

Independent Power and Renewable Electricity Producers – 0.1%
AES Corp. (The)	7,224	109,805
Corp. ACCIONA Energias Renovables SA(b)	682	17,567
EDP Renovaveis SA	3,279	53,701

Company	Shares	U.S. $ Value

Meridian Energy Ltd.	12,972	$39,893
RWE AG	6,801	252,452

		473,418

Multi-Utilities – 0.5%
Ameren Corp.	2,834	212,068
CenterPoint Energy, Inc.	6,809	182,822
Centrica PLC	57,451	108,060
CMS Energy Corp.	3,147	167,137
Consolidated Edison, Inc.	3,721	318,257
Dominion Energy, Inc.	9,027	403,236
DTE Energy Co.	2,224	220,799
E.ON SE	23,737	280,714
Engie SA	19,310	296,141
National Grid PLC	39,300	470,002
NiSource, Inc.	4,458	110,024
Public Service Enterprise Group, Inc.	5,384	306,404
Sembcorp Industries Ltd.	9,500	35,310
Sempra	6,789	461,856
Veolia Environnement SA	7,340	212,171
WEC Energy Group, Inc.	3,403	274,112

		4,059,113

Water Utilities – 0.1%
American Water Works Co., Inc.	2,100	260,043
Severn Trent PLC	2,673	77,130
United Utilities Group PLC	6,870	79,383

		416,556

		14,585,827

Real Estate – 1.7%
Diversified REITs – 0.0%
Daiwa House REIT Investment Corp.	25	44,109
GPT Group (The)(b)	19,300	48,061
Land Securities Group PLC	7,097	50,872
Mirvac Group	39,723	53,991
Nomura Real Estate Master Fund, Inc.(a)	46	51,520
Stockland	24,051	60,194

		308,747

Health Care REITs – 0.1%
Healthpeak Properties, Inc.	5,901	108,343
Ventas, Inc.	4,341	182,886
Welltower, Inc.	5,596	458,424

		749,653

Hotel & Resort REITs – 0.0%
Host Hotels & Resorts, Inc.	7,677	123,369

Industrial REITs – 0.2%
CapitaLand Ascendas REIT	39,812	79,850
GLP J-Reit	51	45,584
Goodman Group	17,910	245,471
Mapletree Logistics Trust	35,327	43,309
Nippon Prologis REIT, Inc.(a)	25	46,674
Prologis, Inc.	9,966	1,118,285

Company	Shares	U.S. $ Value

Segro PLC	12,152	$106,258
Warehouses De Pauw CVA	1,696	41,914

		1,727,345

Office REITs – 0.1%
Alexandria Real Estate Equities, Inc.	1,680	168,168
Boston Properties, Inc.	1,557	92,610
Covivio SA/France	524	23,243
Dexus	10,836	50,512
Gecina SA	518	52,814
Japan Real Estate Investment Corp.	15	58,451
Nippon Building Fund, Inc.	18	72,892

		518,690

Real Estate Management & Development – 0.3%
Azrieli Group Ltd.	442	22,689
Capitaland Investment Ltd./Singapore	26,947	60,888
CBRE Group, Inc. - Class A(a)	3,342	246,840
City Developments Ltd.	5,193	25,061
CK Asset Holdings Ltd.	20,190	106,050
CoStar Group, Inc.(a)	4,405	338,700
Daito Trust Construction Co., Ltd.	659	69,415
Daiwa House Industry Co., Ltd.	6,312	169,410
ESR Group Ltd.(c)	23,358	32,654
Fastighets AB Balder - Class B(a), (b)	6,354	28,484
Hang Lung Properties Ltd.	17,199	23,531
Henderson Land Development Co., Ltd.	14,633	38,426
Hongkong Land Holdings Ltd.	11,598	41,362
Hulic Co., Ltd.(b)	3,868	34,684
LEG Immobilien SE(a)	808	55,564
Lendlease Corp., Ltd.(b)	6,939	31,822
Mitsubishi Estate Co., Ltd.	11,724	152,951
Mitsui Fudosan Co., Ltd.	9,510	209,448
New World Development Co., Ltd.	15,213	29,496
Nomura Real Estate Holdings, Inc.	1,195	30,001
Sagax AB - Class B	2,177	41,353
Sino Land Co., Ltd.	38,832	43,672
Sumitomo Realty & Development Co., Ltd.	3,117	80,922
Sun Hung Kai Properties Ltd.	15,091	161,020
Swire Pacific Ltd. - Class A	3,708	24,975
Swire Properties Ltd.	11,788	24,516
Swiss Prime Site AG (REG)	814	74,521
Unibail-Rodamco-Westfield(a)	1,282	63,043
UOL Group Ltd.	4,678	21,882
Vonovia SE	7,826	187,498
Wharf Real Estate Investment Co., Ltd.	16,824	64,839

		2,535,717

Residential REITs – 0.2%
AvalonBay Communities, Inc.	1,532	263,106
Camden Property Trust	1,152	108,956
Equity Residential	3,721	218,460
Essex Property Trust, Inc.	692	146,766
Invitation Homes, Inc.	6,205	196,637
Mid-America Apartment Communities, Inc.	1,259	161,970
UDR, Inc.	3,270	116,641

		1,212,536

Company	Shares		U.S. $ Value

Retail REITs – 0.2%
CapitaLand Integrated Commercial Trust		53,735	$72,516
Federal Realty Investment Trust		791	71,688
Japan Metropolitan Fund Invest		77	49,939
Kimco Realty Corp.		6,687	117,624
Klepierre SA		2,286	55,974
Link REIT		26,342	128,800
Mapletree Pan Asia Commercial Trust		21,757	22,707
Realty Income Corp.		7,646	381,841
Regency Centers Corp.		1,773	105,387
Scentre Group		55,399	87,052
Simon Property Group, Inc.		3,530	381,346
Vicinity Ltd.		38,985	42,250

			1,517,124

Specialized REITs – 0.6%
American Tower Corp.		5,029	827,019
Crown Castle, Inc.		4,678	430,516
Digital Realty Trust, Inc.		3,266	395,251
Equinix, Inc.		1,009	732,796
Extra Space Storage, Inc.		2,279	277,081
Iron Mountain, Inc.		3,148	187,149
Public Storage		1,707	449,829
SBA Communications Corp.		1,169	233,999
VICI Properties, Inc.		10,933	318,150
Weyerhaeuser Co.		7,883	241,693

			4,093,483

			12,786,664

Total Common Stocks (cost $561,026,193)			544,351,324

	Notional Amount

PURCHASED OPTIONS – PUTS – 0.5%
Options on Indices – 0.5%
Euro STOXX 50 Index Expiration: Oct 2023; Contracts: 419; Exercise Price: EUR 4,225.00; Counterparty: Morgan Stanley & Co., Inc.(a)	EUR	17,702,750	350,403
FTSE 100 Index Expiration: Oct 2023; Contracts: 107; Exercise Price: GBP 7,550.00; Counterparty: Morgan Stanley & Co., Inc.(a)	GBP	8,078,500	86,816
Nikkei 225 Index Expiration: Oct 2023; Contracts: 80; Exercise Price: JPY 31,500.00; Counterparty: Morgan Stanley & Co., Inc.(a)	JPY	2,520,000,000	120,450
S&P 500 Index Expiration: Oct 2023; Contracts: 280; Exercise Price: USD 4,380.00; Counterparty: Morgan Stanley & Co., Inc.(a)	USD	122,640,000	2,889,600

Total Purchased Options - Puts (premiums paid $1,212,654)			3,447,269

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 22.3%
Investment Companies – 22.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.25%(d) (e) (f) (cost $168,174,205)	168,174,205	$168,174,205

Total Investments Before Security Lending Collateral for Securities Loaned – 95.1% (cost $730,413,052)		715,972,798

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.4%
Investment Companies – 0.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.25%(d) (e) (f) (cost $3,053,434)	3,053,434	3,053,434

Total Investments – 95.5% (cost $733,466,486)(g)		719,026,232
Other assets less liabilities – 4.5%		33,788,432

Net Assets – 100.0%		$752,814,664

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
10 Yr Canadian Bond Futures	96	December 2023	$8,137,294	$(252,494)
Euro-BTP Futures	136	December 2023	15,777,639	(801,332)
Euro-Bund Futures	39	December 2023	5,304,181	(162,921)
Euro-OAT Futures	155	December 2023	20,189,248	(683,580)
FTSE 100 Index Futures	14	December 2023	1,310,314	(21,777)
Long Gilt Futures	143	December 2023	16,428,499	(66,480)
MSCI EAFE Futures	8	December 2023	816,600	(15,952)
Nikkei 225 (CME) Futures	10	December 2023	1,592,500	(38,782)
S&P 500 E-Mini Futures	1	December 2023	216,275	(10,515)
S&P Mid 400 E-Mini Futures	5	December 2023	1,260,200	(40,602)
S&P/TSX 60 Index Futures	93	December 2023	16,108,360	(424,337)
TOPIX Index Futures	6	December 2023	932,883	(11,873)
U.S. T-Note 5 Yr (CBT) Futures	426	December 2023	44,883,094	(316,797)
U.S. T-Note 10 Yr (CBT) Futures	766	December 2023	82,775,875	(1,771,130)
U.S. Ultra Bond (CBT) Futures	109	December 2023	12,936,938	(982,595)
Sold Contracts
Euro STOXX 50 Index Futures	200	December 2023	8,889,359	149,195
Hang Seng Index Futures	1	October 2023	114,220	1,016
MSCI Singapore IX ETS Futures	22	October 2023	459,715	(7,911)
OMXS 30 Index Futures	57	October 2023	1,126,900	13,553
S&P 500 E-Mini Futures	148	December 2023	32,008,700	1,372,114
SPI 200 Futures	80	December 2023	9,111,887	205,817
				$(3,867,383)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	USD	3,616	EUR	3,304	10/12/2023	$(121,715)
Bank of America, NA	AUD	10,953	USD	7,097	11/08/2023	46,566
Bank of America, NA	CHF	9,105	USD	10,210	11/16/2023	216,402
Bank of America, NA	SEK	39,686	USD	3,602	12/07/2023	(41,225)
BNP Paribas SA	USD	6,959	JPY	1,009,967	10/19/2023	(183,487)
Morgan Stanley Capital Services, Inc.	EUR	39,301	USD	43,331	10/12/2023	1,764,027
Morgan Stanley Capital Services, Inc.	JPY	5,102,917	USD	35,579	10/19/2023	1,344,988
Morgan Stanley Capital Services, Inc.	CAD	6,725	USD	4,966	10/27/2023	12,977
Morgan Stanley Capital Services, Inc.	GBP	12,844	USD	16,030	11/17/2023	354,900
State Street Bank & Trust Co.	NZD	636	USD	378	10/27/2023	(3,275)
State Street Bank & Trust Co.	NOK	3,521	USD	327	12/07/2023	(2,859)

						$3,387,299

CALL WRITTEN OPTIONS

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	U.S. $ Value
Nikkei 225 Index(h)	Morgan Stanley & Co., Inc.	80	JPY	34,125.00	October 2023	JPY	2,730,000	$54,279	$(4,550)

PUT WRITTEN OPTIONS

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	U.S. $ Value
Euro STOXX 50 Index(i)	Morgan Stanley & Co., Inc.	419	EUR	4,025.00	October 2023	EUR	16,865	$45,335	$(76,637)
FTSE 100 Index(i)	Morgan Stanley & Co., Inc.	107	GBP	7,200.00	October 2023	GBP	7,704	11,782	(12,402)
Nikkei 225 Index(h)	Morgan Stanley & Co., Inc.	80	JPY	30,125.00	October 2023	JPY	2,410,000	47,249	(19,272)
S&P 500 Index(j)	Morgan Stanley & Co., Inc.	280	USD	4,170.00	October 2023	USD	116,760	251,431	(665,000)

								$355,797	$(773,311)

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At September 30, 2023, the aggregate market value of these securities amounted to $2,048,110 or 0.3% of net assets.

(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	Affiliated investments.

(g)

As of September 30, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $67,512,133 and gross unrealized depreciation of investments was $(82,800,256), resulting in net unrealized depreciation of $(15,288,123).

(h)	One contract relates to 1000 shares.
(i)	One contract relates to 10 shares.
(j)	One contract relates to 100 shares.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

BTP – Buoni del Tesoro Poliennali

CBT – Chicago Board of Trade

CME – Chicago Mercantile Exchange

EAFE – Europe, Australia, and Far East

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

OAT – Obligations Assimilables du Trésor

OMXS – Stockholm Stock Exchange

REG – Registered Shares

REIT – Real Estate Investment Trust

SPI – Share Price Index

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

COUNTRY BREAKDOWN1

September 30, 2023 (unaudited)

55.1%	United States
5.0%	Japan
2.9%	United Kingdom
2.5%	France
2.1%	Switzerland
1.9%	Germany
1.7%	Australia
0.9%	Netherlands
0.7%	Denmark
0.6%	Sweden
0.6%	Spain
0.5%	Italy
0.5%	Hong Kong
1.5%	Other
23.5%	Short-Term Investments

100.0%	Total Investments

[1]

The Portfolio’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.3% or less in the following: Austria, Belgium, Brazil, Chile, China, Finland, Ireland, Israel, Jordan, Luxembourg, Macau, New Zealand, Norway, Portugal, Singapore, South Africa and South Korea.

AB Variable Products Series Fund, Inc.

AB Global Risk Allocation-Moderate Portfolio

September 30, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Information Technology	$106,773,557	$11,972,229	$—	$118,745,786
Financials	49,697,224	29,725,817	—	79,423,041
Health Care	52,197,826	20,615,658	—	72,813,484
Consumer Discretionary	41,450,774	18,838,266	—	60,289,040
Industrials	32,390,155	24,547,435	—	56,937,590
Consumer Staples	25,684,534	15,265,588	—	40,950,122
Communication Services	34,557,173	6,340,904	—	40,898,077
Energy	18,208,201	7,476,499	—	25,684,700
Materials	9,489,917	11,747,076	—	21,236,993
Utilities	9,438,117	5,147,710	—	14,585,827
Real Estate	9,201,530	3,585,134	—	12,786,664
Purchased Options - Puts	—	3,447,269	—	3,447,269
Short-Term Investments	168,174,205	—	—	168,174,205
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	3,053,434	—	—	3,053,434

Total Investments in Securities	560,316,647	158,709,585	—	719,026,232
Other Financial Instruments(a):
Assets:
Futures	1,741,695	—	—	1,741,695
Forward Currency Exchange Contracts	—	3,739,860	—	3,739,860
Liabilities:
Futures	(5,609,078)	—	—	(5,609,078)
Forward Currency Exchange Contracts	—	(352,561)	—	(352,561)
Call Written Options	—	(4,550)	—	(4,550)
Put Written Options	—	(773,311)	—	(773,311)

Total	$556,449,264	$161,319,023	$—	$717,768,287

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2023 is as follows:

Portfolio	Market Value 12/31/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 09/30/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$244,271	$80,796	$156,893	$168,174	$7,968
Government Money Market Portfolio*	64	16,536	13,547	3,053	51
Total	$244,335	$97,332	$170,440	$171,227	$8,019

*	Investments of cash collateral for securities lending transactions.